DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 2,264	$ 5,371	$ 4,146
Reciprocal	2,158	6,024	1,292
Time	7,073	7,148	5,343
Brokered time	1,171	4,882	3,697
Total	12,666	23,425	$ 14,478
Aggregate amount of time deposits of $250,000 or more	50,000	71,500
Time Deposits denominations amount	250	250
Summary of the maturity of time deposits [Abstract]
2021	370,497
2022	40,671
2023	16,717
2024	5,072
2025	5,457
2026 and thereafter	603
Total	439,017
Summary of reciprocal deposits [Abstract]
Demand	515,092	383,953
Money market	3,308	4,416
Time	37,785	42,658
Total	$ 556,185	$ 431,027